Other Real Estate Owned - Expenses Applicable to Other Real Estate Owned (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Real Estate Owned Disclosure Of Detailed Components [Abstract]
Net loss (gain) on sales of other real estate owned	$ (26)	$ 173	$ 260	$ 235	$ 278	$ (737)
Write-down of other real estate owned		44	182	729	1,190	2,373
Operating expenses, net of rental income	88	90	18	175	130	581
Total Expenses	$ 62	$ 307	$ 460	$ 1,139	$ 1,598	$ 2,217